Note 19 - Stock Options and Nonvested Shares (Details Textual) - USD ($)						1 Months Ended			12 Months Ended
	Jan. 02, 2016	Nov. 16, 2015	Jul. 01, 2015	Jul. 01, 2014	Jan. 02, 2014	Jun. 30, 2014	Nov. 30, 2010	Jul. 31, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Allocated Share-based Compensation Expense									$ 6,056,033	$ 4,698,953	$ 3,035,122
Fortune Zhengjin [Member]
Allocated Share-based Compensation Expense									1,965,535	560,187
CFO Tahoe [Member]
Allocated Share-based Compensation Expense									267,565
CFO Shangtong [Member]
Allocated Share-based Compensation Expense									$ 10,200	6,584
Restricted Stock [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									3 years 182 days
Restricted Stock [Member] | Fortune Zhengjin [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 4,478,097
Restricted Stock [Member] | CFO Tahoe [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									873,559
Restricted Stock [Member] | CFO Shangtong [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									10,510
Restricted Stock [Member] | Employee [Member] | CFO Huifu [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value				$ 2,464,455
Restricted Stock [Member] | Employee [Member] | CFO Shenzhen Shangtong [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value				$ 28,965
Restricted Stock [Member] | Employee [Member] | Fortune Zhengjin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted			8.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted			8.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value			$ 4,681,533
Restricted Stock [Member] | Employee [Member] | CFO Tahoe [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Net Assets Granted			1.95%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Granted			1.95%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value			$ 1,141,124
2004 Stock Incentive Plan [Member]
Allocated Share-based Compensation Expense									$ 546,465	$ 2,664,317	$ 2,539,274
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										30,688,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value									$ 1,881,129	$ 647,701	$ 208,895
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									$ 2,067,037	3,080,628	$ 141,549
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 0.17
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options									$ 39,183
2004 Stock Incentive Plan [Member] | Consultants and Strategic Advisers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											6,260,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											2 years
2004 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											7,740,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
2004 Stock Incentive Plan [Member] | Employee Stock Option [Member] | Two Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											2 years
2004 Stock Incentive Plan [Member] | Restricted Stock [Member]
Allocated Share-based Compensation Expense									$ 324,496	$ 762,568
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					1,100,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 1.106
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 129,801
2004 Stock Incentive Plan [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	748,162
2004 Stock Incentive Plan [Member] | Restricted Stock [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									258,086
2007 Equity Incentive Plan [Member]
Allocated Share-based Compensation Expense									$ 1,476,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period										0		8,658,048
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value									$ 0.82
2007 Equity Incentive Plan [Member] | Nonvested Ordinary Shares [Member]
Allocated Share-based Compensation Expense										$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								10,558,493		1,099,555
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value										$ 0.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value									$ 0.82
2007 Equity Incentive Plan [Member] | Restricted Stock [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 984,000
2014 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									8,000,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									120,000	1,960,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value									$ 1,159	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									$ 496,560	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.61	$ 0.63
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options									$ 345,961
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized									3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									31,400
2014 Stock Incentive Plan [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										30,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
2014 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Allocated Share-based Compensation Expense										$ 148,451
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									120,000	1,930,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years
Allocated Share-based Compensation Expense, Reversal									$ (187,485)
2014 Stock Incentive Plan [Member] | Restricted Stock [Member]
Allocated Share-based Compensation Expense									$ 898,903	$ 310,888
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									890,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years 219 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		3,800,000							15,000	1,780,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.742								$ 0.878
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 3,172,649
2014 Stock Incentive Plan [Member] | Restricted Stock [Member] | Consultant [Member]
Allocated Share-based Compensation Expense									$ 754,354	$ 245,958
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									182 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										1,150,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options									$ 427,988
2014 Stock Incentive Plan [Member] | Restricted Stock [Member] | Consultant [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										2 years
2014 Stock Incentive Plan [Member] | Restricted Stock [Member] | Consultant [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										50,000
Restricted Stock Issuance and Allocation Agreement of 2007 Equity Incentive Plan [Member] | Nonvested Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						3,000,000
Restricted Stock Issuance and Allocation Agreement of 2007 Equity Incentive Plan [Member] | Nonvested Ordinary Shares [Member] | Not Vested Under 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						1,900,445
2010 Equity Incentive Plan of iSTAR Financial Holdings [Member] | Nonvested Shares - iSTAR Financial Holdings' Equity Interest [Member]
Allocated Share-based Compensation Expense											$ 495,848
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							1,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 1,188
Nonvested Shares Granted, Percentage of Total Equity Interest							15.00%
Nonvested Shares Granted Percentage of Earnings							15.00%